Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Employee Benefit Plans and Similar Obligations
37. EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS
Retirement plan
Effective March 1, 1995, the Group has established a retirement plan, through which it makes contributions to a mutual fund for an amount equivalent to the amount contributed by each adhering member, between 3% and 10% of their monthly compensation, and has no legal or constructive obligation to make additional contributions in the event that the mutual fund does not have sufficient assets to meet the benefits.
The plan members will receive from the Group the contributed funds before retirement only in the case of voluntary termination under certain circumstances, dismissal without cause or in case of death or incapacity. The Group has the right to discontinue this plan at any time, without incurring termination costs.
The amount charged to expense related to the retirement plan was 3, 4 and 3 for the years ended December 31, 2023, 2022 and 2021, respectively.
Objective performance bonus programs and performance evaluation programs
These programs cover certain of the Group’s personnel and are paid in cash. These bonuses are based on compliance with corporate objectives, business unit objectives and individual performance. They are calculated considering the annual compensation of each employee, certain key factors related to the fulfillment of these objectives and the performance evaluation of each employee.
The amount charged to expense related to the objective performance bonus programs and performance evaluation programs was 111, 122 and 73 for the years ended December 31, 2023, 2022 and 2021, respectively.

Share-based benefit plans
From the fiscal year 2013 the Company has decided to implement a share-based benefit plan aimed at aligning the performance of certain executive-level employees, managers and key or critical technical knowledgeable personnel, with the objectives of the strategic plan of the Company. This plan, organized in annual programs, consists in giving participation, through shares of the Company, to each selected employee with the condition of remaining in it for the period defined in the plan (period of up to 3 years from the grant date, hereinafter “service period”), being this the only necessary condition to access the agreed final retribution.
Consistent with and with similar characteristics to share-based benefit plans approved in previous years, the Company’s Board of Directors:

-	at its meeting held on May 8, 2018, approved the creation of a new shared-based benefit plan for 2018-2021 effective for 3 years from July 1, 2018.

-	at its meeting held on May 9, 2019, approved the creation of a new shared-based benefit plan for 2019-2022 effective for 3 years from July 1, 2019.

-	at its meeting held on November 10, 2020, approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020.

-	at its meeting held on September 23, 2021, approved the creation of a new shared-based benefit plan for 2021-2024 effective for 3 years from July 1, 2021.

-	at its meeting held on September 15, 2022, approved the creation of a new shared-based benefit plan for 2022-2025 effective for 3 years from August 1, 2022.

-	at its meeting held on August 16, 2023, approved the creation of a new shared-based benefit plan for 2023-2026 effective for 3 years from August 1, 2023.
Moreover, the 2019 - 2022 Plan was supplemented with an additional U.S. dollar amount, with the same vesting as the share-based benefit plan, to be paid in pesos at the exchange rate in force on the date of such vesting. This supplement has no significant effects.
Besides, it was defined that the 2021 - 2024 Plan would be paid in cash. Such change in the conditions of the Plan does not have any significant effects.
Note 2.b.11) describes the accounting policies for share-based benefit plans. Repurchases of treasury shares are disclosed in Note 30.
Information related to the evolution of the quantity of shares, of the share-based benefit plans at the end of the years ended December 31, 2023, 2022 and 2021, is as follows:
Plan 2018 - 2021

	2023	2022	2021
Amount at the beginning of the fiscal year	-	-	237,082
- Granted	-	-	-
- Settled	-	-	(230,254)
- Expired	-	-	(6,828)

Amount at the end of the fiscal year (1)	-	-	-

Expense recognized during the fiscal year	-	-	-	(2)
Fair value of shares on grant date (in U.S. dollars)	-	-	13.60

(1)	The life of the plan in 2021 was 7 months.
(2)	Registered value less than 1.

Plan 2019 - 2022

	2023	2022		2021
Amount at the beginning of the fiscal year	-	258,904		467,368
- Granted	-	-		-
- Settled	-	(192,225)		(182,510)
- Expired	-	(66,679)		(25,954)

Amount at the end of the fiscal year (1)	-	-		258,904

Expense recognized during the fiscal year	-	-	(2)	2
Fair value of shares on grant date (in U.S. dollars)	-	9.97		9.97

(1)	The life of the plan in 2022 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2021.
(2)	Registered value less than 1.
Plan 2020 - 2023

	2023		2022	2021

Amount at the beginning of the fiscal year	350,796		681,529	985,900
- Granted	-		-	-
- Settled	(271,817)		(308,298)	(263,914)
- Expired	(78,979)		(22,435)	(40,457)

Amount at the end of the fiscal year (1)	-		350,796	681,529

Expense recognized during the fiscal year	-	(2)	1	2
Fair value of shares on grant date (in U.S. dollars)	4.75		4.75	4.75

(1)	The life of the plan in 2023 was 7 months, whereas the average remaining life of the plan was 7 months as of December 31, 2022, and between 7 and 19 months as of December 31, 2021.
(2)	Registered value less than 1.
Plan 2021 - 2024

	2023	2022	2021

Amount at the beginning of the fiscal year	818,823	1,252,400	-
- Granted	50,037	-	1,252,400
- Settled	(367,371)	(418,598)	-
- Expired	(23,392)	(14,979)	-

Amount at the end of the fiscal year (1)	478,097	818,823	1,252,400

Expense recognized during the fiscal year	17	6	2
Fair value of shares on grant date (in U.S. dollars)	36.43	8.00	8.00

(1)
The average remaining life of the plan is 7 months as of December 31, 2023, whereas the remaining life of the plan was between 7 and 19 months as of December 31, 2022, and between 7 and 31 months as of December 31, 2021.

Plan 2022 - 2025

	2023	2022	2021

Amount at the beginning of the fiscal year	962,150	-	-
- Granted	69,176	962,150	-
- Settled	(320,649)	-	-
- Expired	(69,516)	-	-

Amount at the end of the fiscal year (1)	641,161	962,150	-

Expense recognized during the fiscal year	2	1	-
Fair value of shares on grant date (in U.S. dollars)	6.67	6.67	-

(1)	The average remaining life of the plan is between 8 and 20 months as of December 21, 2023, whereas the average remaining life of the plan was between 8 and 32 months as of December 31, 2022.
Plan 2023 - 2026

	2023		2022	2021

Amount at the beginning of the fiscal year	-		-	-
- Granted	778,756	(2)	-	-
- Settled	(7,473)		-	-
- Expired	(50,915)		-	-

Amount at the end of the fiscal year (1)	720,368		-	-

Expense recognized during the fiscal year	1		-	-
Fair value of shares on grant date (in U.S. dollars)	14.63		-	-

(1)	The average remaining life of the plan is between 8 and 32 months as of December 31, 2023.
(2)	Includes an allocation of 47,650 shares with settlement upon plan expiration.